Subsequent Events (Details) - USD ($)								1 Months Ended		12 Months Ended
	Apr. 02, 2026	Mar. 26, 2026	Feb. 23, 2026	Jan. 23, 2026	Jan. 10, 2026	Nov. 12, 2025	Sep. 03, 2025	Feb. 15, 2026	Apr. 30, 2025	Dec. 31, 2025	Jan. 12, 2026	Dec. 31, 2024
Subsequent Events [Line Items]
Adjusted customary equity events (in Dollars per share)								$ 10
Number of share granted, gross (in Shares)									17,500
Forecast [Member]
Subsequent Events [Line Items]
Reduction in cash compensation	$ 1
Warrant [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)										$ 16.88
Warrants to purchase shares (in Shares)							150,709
First and Second Warrants [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)										$ 0.01
Loan Facility [Member]
Subsequent Events [Line Items]
Interest accrued										24.00%
Maturity date										Nov. 03, 2029
January Note [Member]
Subsequent Events [Line Items]
Maturity date										Jan. 23, 2027
2025 Equity Incentive Plan [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of share granted, net (in Shares)	2,447,500
August Note SPA [Member]
Subsequent Events [Line Items]
Convertible principal amount							$ 3,804,348
August SPA [Member]
Subsequent Events [Line Items]
Convertible principal amount						$ 1,630,435
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal market per trading day				$ 10,000
Principal market trading thereafter				40,000
Percentage of vwap								93.00%
Floor price (in Dollars per share)								$ 0.5
Subsequent Event [Member] | Loan Facility [Member]
Subsequent Events [Line Items]
Loan facility		$ 2,000,000
Maximum draw down amount		$ 500,000			$ 500,000
Interest accrued		10.00%			10.00%
Subsequent Event [Member] | Trading Facility Agreement [Member]
Subsequent Events [Line Items]
Aggregate collateral amount											$ 15,000,000
Subsequent Event [Member] | Senior Convertible Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 1,630,435
Subsequent Event [Member] | Facility Agreement [Member]
Subsequent Events [Line Items]
Loan facility					$ 2,000,000
Minimum [Member]
Subsequent Events [Line Items]
Beneficially owned percentage										4.99%
Maximum [Member]
Subsequent Events [Line Items]
Beneficially owned percentage										9.99%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share)										$ 0.0001		$ 0.0001
Gross proceeds					$ 10,000,000
Class A Ordinary Shares [Member] | Warrant [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares)						64,590	150,709
Class A Ordinary Shares [Member] | January Warrant [Member]
Subsequent Events [Line Items]
Warrants to purchase shares (in Shares)										64,590
Share price (in Dollars per share)										$ 0.01
Class A Ordinary Shares [Member] | Restricted Stock [Member] | 2025 Equity Incentive Plan [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of share granted, gross (in Shares)	2,290,000
Class A Ordinary Shares [Member] | Unrestricted Stock [Member] | 2025 Equity Incentive Plan [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of share granted, gross (in Shares)	157,500
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants to purchase shares (in Shares)				64,590
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares)			2,500,000
Share price (in Dollars per share)			$ 4
Par value (in Dollars per share)			$ 0.0001
Gross proceeds			$ 10,000,000